Expense Example, No Redemption - AMERICAN FUNDS CORPORATE BOND FUND	May 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 147
Expense Example, No Redemption, 3 Years	458
Expense Example, No Redemption, 5 Years	791
Expense Example, No Redemption, 10 Years	1,536
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	470
Expense Example, No Redemption, 5 Years	812
Expense Example, No Redemption, 10 Years	$ 1,301